UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               September 30, 2009


Check here if Amendment [   ];   Amendment Number: ____
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Barclays Global Investors Ltd
   Address:  Murray House
             1 Royal Mint Court
             London England EC3N 4HH
             Form 13F File Number: 028-06128


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

             Name: Chris Holley
             Title: Compliance Associate
             Phone: 44 20 7668 8389


 Signature, Place, and Date of Signing:
 Chris Holley   London, England   	November 12, 2009


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

Form 13F File Number:       		Name
028-12602           			Barclays Global Investors UK Holdings Ltd